Note 1 - Plan Description	12 Months Ended
Dec. 31, 2025
EBP 34-0214400 002 [Member]
Notes to Financial Statements
EBP, Description of Plan [Text Block]
1.	Plan Description

The following brief description of the Farmers National Bank 401(k) Retirement Savings Plan (the Plan) provides only general information. The Plan covers eligible employees from Farmers National Bank of Canfield, Farmers Trust Company and Farmers National Insurance LLC (collectively, the Companies). Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General

The Plan is a single employer defined contribution plan and is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.

Employees are eligible to participate in the Plan and receive employer matching and discretionary contributions when they are age 18 or older and have completed 60 days of service. Plan entry dates are the first of the month coinciding with or next following the date the employee satisfies eligibility requirements.

Trustee

Farmers Trust Company is the Trustee of record for the Plan. Farmers Trust Company is an affiliate of the Holding Company.

Contributions

A participant may contribute, through payroll reductions, from 1% to 100% of their compensation to the Plan on a pre-tax basis and/or Roth contributions, up to the maximum dollar amount allowed by law (plus catch-up contributions as defined by the Plan document). Participants may also make rollover contributions to the Plan from other qualified defined benefit or defined contribution plans.

The Plan permits matching contributions, discretionary contributions, qualified non-elective contributions (QNEC) and qualified matching contributions (QMAC) by the Companies. The Companies match 50% of the first 6% of compensation that the participant contributes to the Plan. The Companies do not match catch-up contributions. Employer matching contributions totaled $1,274,352 and $1,098,735 for the Plan years ended 2025 and 2024, respectively. During the years ended December 31, 2025 and 2024, the Companies did not make any discretionary contributions, QNEC, or QMAC.

Effective April 1, 2025, the Plan was amended to put into place an auto-enrollment and auto-increase function. The new amendment auto-enrolls new employees into the plan at a 3% contribution rate. Current employees not enrolled in the plan, or who are currently contributing less than 3%, will be auto-enrolled, or increased, to the 3% contribution rate. All Employees will have their contributions auto-increased by 1% per year until they reach 6%.  Employees can elect out of auto-enrollment and increase via the Empower website.

Participant Accounts

Each participant’s account is credited with the participant’s contributions, the Companies' allocation of discretionary employer contributions, matching contributions, and any earnings (loss) thereon, and charged with an allocation of administrative expenses. Discretionary contributions are allocated as a percentage of compensation of eligible participants for the Plan year. Allocations of the earnings (loss) and expenses are based on the participant’s account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting

Participants are immediately vested in their contributions plus earnings thereon. Vesting in the Companies' matching and discretionary contributions is based on years of continuous service according to the following schedule:

Years of Service	Vested Percentage
Less than 2 years	0%
2 years but less than 3	20%
3 years but less than 4	40%
4 years but less than 5	60%
5 years but less than 6	80%
6 years or more	100%

Forfeited Accounts

Forfeited nonvested accounts totaled $169,275 and $111,783 at December 31, 2025 and 2024, respectively. Forfeitures may be used to reduce the Companies’ matching contributions to the Plan, restore participants’ forfeitures, be added to the Companies’ matching contributions, or used to offset Plan expenses as defined by the Plan document. Forfeitures of $66,744 and $23,462 were used to reduce the Companies’ matching contributions during 2025 and 2024, respectively. No forfeitures were reallocated to participants in the Plan during 2025 and 2024.

Investment Options

Upon enrollment in the Plan, participants may direct contributions to their accounts into various investment options offered by the Plan.

Payment of Benefits

On termination of service due to death, disability, retirement, or separation of service, a participant may elect to receive installment payments or a lump-sum amount equal to the value of the participant’s vested interest in his or her account. Participants may also elect to receive periodic payments through a life annuity equal to the value of the participant’s vested interest in his or her account. Upon proven financial hardship, participants may elect to receive a distribution equal to the value of their deferral contributions plus rollovers.

Notes Receivable from Participants

Participants are eligible to take loans from their 401k. Loans are capped at the lessor of 50% of the participants vested balance, or $50,000 minus the participants highest outstanding loan balance in the last 12 months. Loans have a minimum term length of 1 year, maximum length of 5 years and are paid back at a rate of Prime +1. Participants are only allowed 1 loan at a time, and must wait 60 days after paying off an outstanding loan before they are eligible to take another loan.